Related parties (Tables)	6 Months Ended
Jun. 30, 2018
Related parties [Abstract]
Related party receivables and payables

	Balance as of June 30,	Balance as of December 31,
	2018	2017
	($ in thousands)
Credit receivables (current)	13,153	10,544
Total current receivables with related parties	13,153	10,544

Trade payables (current)	44,318	63,409
Total current payables with related parties	44,318	63,409

Credit payables (non-current)	80,300	141,031
Total non-current payables with related parties	80,300	141,031

Related party transactions
The transactions carried out by entities included in these consolidated condensed financial statements with related parties not included in the consolidation perimeter of Atlantica, primarily with Abengoa and with subsidiaries of Abengoa, during the six-month periods ended June 30, 2018 and 2017 have been as follows:

	For the six-month period ended June 30,
	2018	2017
	($ in thousands)
Services rendered	-	2,625
Services received	(56,619)	(51,086)
Financial income	1,819	25
Financial expenses	(690)	(598)